Bonds, Mortgages and Other Long-Term Debt (Details) € in Thousands, SFr in Thousands, $ in Thousands	Oct. 23, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CHF (SFr)	Jun. 30, 2026 EUR (€)	Jun. 01, 2026 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Dec. 31, 2025 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 14, 2022 USD ($)	Jun. 15, 2020 EUR (€)	May 12, 2020 EUR (€)	Mar. 24, 2020 USD ($)	Feb. 28, 2020	Jul. 03, 2018 USD ($)
Bpifrance Innovation – Research & Development Loan Agreement [Member]
Debt Instrument [Line Items]
Fixed interest rates									2.06%
Aggregate amount of current debt		$ 111,933		€ 98,260		$ 117,466		€ 100,000
Aggregate amount of non-current debt		312,903		274,680		381,765		325,000
Principle loan amount | €									€ 500,000
Loan carrying amount		424,835		372,940
Bpifrance Innovation Loan [Member]
Debt Instrument [Line Items]
Fixed interest rates									4.29%
Aggregate amount of current debt		111,016		97,455		84,635		72,050
Aggregate amount of non-current debt		$ 253,376		€ 222,425		318,633		271,255
Principle loan amount | €									€ 500,000
Effective interest rate (as a Percentage)		5.25%	5.25%	5.25%
Loan carrying amount		$ 364,392		€ 319,880
PGE loan – CIC Lyonnaise de Banque [Member]
Debt Instrument [Line Items]
Fixed interest rates												0.70%
Aggregate amount of current debt						74,340		63,287
Principle loan amount | €												€ 600,000
PGE Soutien Innovation loan – Bpifrance [Member]
Debt Instrument [Line Items]
Fixed interest rates											3.35%
Aggregate amount of current debt						88,100		75,000
Principle loan amount | €											€ 600,000
PGE loan – BNP Paribas [Member]
Debt Instrument [Line Items]
Fixed interest rates										3.75%
Aggregate amount of current debt		86,507		75,940		141,339		120,333
Aggregate amount of non-current debt		91,867		80,645		89,911		76,542
Principle loan amount										$ 300,000
Loan carrying amount		178,374		156,585
Avance Innovation [Member]
Debt Instrument [Line Items]
Principle loan amount															$ 652,000
Effective interest rate (as a Percentage)															4.18%
Loan carrying amount		35,225		30,922
Bpifrance grant and recoverable advance agreement [Member]
Debt Instrument [Line Items]
Aggregate amount of current debt		91,692		80,491
Aggregate amount of non-current debt		47,845		42,000
Effective interest rate (as a Percentage)														0.94%
Loan carrying amount		139,537		€ 122,492
Miraex borrowings [Member]
Debt Instrument [Line Items]
Fixed interest rates					4.00%
Aggregate amount of current debt | SFr			SFr 37,824
Principle loan amount | SFr					SFr 100,000
Effective interest rate (as a Percentage)					4.00%
Loan carrying amount		108,719
Miraex borrowings [Member] | Bühler AG [Member]
Debt Instrument [Line Items]
Aggregate amount of current debt | SFr			50,000
Principle loan amount | SFr					SFr 50,000
Loan carrying amount | SFr			87,824
COVID-19 loans [Member]
Debt Instrument [Line Items]
Fixed interest rates													1.50%
Aggregate amount of current debt		57,556	46,600
Aggregate amount of non-current debt		27,419	22,200
Credit facility available													$ 571,500
Loan carrying amount		84,976				116,381	SFr 92,161
COVID-19 loans [Member] | WISeKey SA [Member]
Debt Instrument [Line Items]
Loan carrying amount | SFr			SFr 68,800
L1 Subscription Agreement [Member]
Debt Instrument [Line Items]
Principle loan amount	$ 15,000
Outstanding balance on the loans debt		10,000
Outstanding borrowing amount		13,750
Commitment period	24 months
Anson Subscription Agreement [Member]
Debt Instrument [Line Items]
Principle loan amount	$ 15,000
Outstanding balance on the loans debt		13,750
Commitment period	24 months
Indebtedness to related parties [Member] | Related Party [Member]
Debt Instrument [Line Items]
Principle loan amount		81,847
Indebtedness to related parties [Member] | Related Party [Member] | Peter Ward [Member]
Debt Instrument [Line Items]
Aggregate amount of non-current debt		$ 1,170,519
Recoverable advance from Bpifrance (“Avance Innovation”) [Member]
Debt Instrument [Line Items]
Aggregate amount of current debt						110,966		94,466
Deferred grant income						3,916		3,334
Carrying current debt						107,050		91,132
BELICIM project – Bpifrance grant and recoverable advance agreement [Member]
Debt Instrument [Line Items]
Aggregate amount of current debt						71,952		61,253
Aggregate amount of non-current debt						$ 196,430		€ 167,222